N-2	May 23, 2023 shares
Cover [Abstract]
Entity Central Index Key	0001528437
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Municipal 2030 Target Term Trust
BlackRock Core Bond Trust [Member]
Cover [Abstract]
Entity Central Index Key	0001160864
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Core Bond Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	54,010,702
BlackRock Corporate High Yield Fund, Inc. [Member]
Cover [Abstract]
Entity Central Index Key	0001222401
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Corporate High Yield Fund, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	142,699,920
BlackRock Debt Strategies Fund, Inc. [Member]
Cover [Abstract]
Entity Central Index Key	0001051003
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Debt Strategies Fund, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	46,610,312
BlackRock Floating Rate Income Trust [Member]
Cover [Abstract]
Entity Central Index Key	0001287480
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Floating Rate Income Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	22,315,637
BlackRock Health Sciences Trust [Member]
Cover [Abstract]
Entity Central Index Key	0001314966
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Health Sciences Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	13,943,973
BlackRock Income Trust, Inc. [Member]
Cover [Abstract]
Entity Central Index Key	0000832327
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Income Trust, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	21,307,672
BlackRock Investment Quality Municipal Trust, Inc. [Member]
Cover [Abstract]
Entity Central Index Key	0000894242
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Investment Quality Municipal Trust, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	17,619,274
BlackRock Limited Duration Income Trust [Member]
Cover [Abstract]
Entity Central Index Key	0001233681
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Limited Duration Income Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	35,711,253
BlackRock Multi-Sector Income Trust [Member]
Cover [Abstract]
Entity Central Index Key	0001562818
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Multi-Sector Income Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	37,725,451
BlackRock MuniAssets Fund, Inc. [Member]
Cover [Abstract]
Entity Central Index Key	0000901243
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock MuniAssets Fund, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	38,663,595
BlackRock Municipal Income Trust [Member]
Cover [Abstract]
Entity Central Index Key	0001137393
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Municipal Income Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	44,788,672
BlackRock Municipal Income Trust II [Member]
Cover [Abstract]
Entity Central Index Key	0001176194
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Municipal Income Trust II
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	48,559,926
BlackRock Science and Technology Trust [Member]
Cover [Abstract]
Entity Central Index Key	0001616678
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Science and Technology Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	33,746,563
BlackRock Taxable Municipal Bond Trust [Member]
Cover [Abstract]
Entity Central Index Key	0001493683
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Taxable Municipal Bond Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	61,792,514
BlackRock Utilities, Infrastructure & Power Opportunities Trust [Member]
Cover [Abstract]
Entity Central Index Key	0001528988
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	BlackRock Utilities, Infrastructure & Power Opportunities Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	22,421,031